Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Diana J. Kenneally
Account Administrator
617-603-6406
503-258-5962
diana.kenneally@usbank.com
N/A
Aurora Loan Services LLC
May 25, 2006
April 30, 2006
April 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extensions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
08/23/2006 8:47 am
Contact:
Diana Kenneally
Account Administrator
617-603-6413
Diana.kenneally@usbank.com
Distribution Date
August 25, 2006
Determination Date August 18, 2006 Accrual Periods: Begin End
Record Date - Physical Certificates July 31, 2006 Libor Certificates 7/25/2006 8/24/2006
Record Date - non Physical Certificates August 24, 2006
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance
A1 5.47500% $272,815,000.00 $264,269,239.08 $10,429,083.35 $1,245,919.35 $11,675,002.70 $0.00 $0.00 $253,840,155.73
A2-A 5.55500% $221,631,000.00 $221,631,000.00 $0.00 $1,060,165.73 $1,060,165.73 $0.00 $0.00 $221,631,000.00
A2-B 5.61500% $22,321,000.00 $22,321,000.00 $0.00 $107,925.14 $107,925.14 $0.00 $0.00 $22,321,000.00
A3-A 5.61500% $168,979,000.00 $168,979,000.00 $0.00 $817,036.93 $817,036.93 $0.00 $0.00 $168,979,000.00
A3-B 5.68500% $18,775,000.00 $18,775,000.00 $0.00 $91,911.45 $91,911.45 $0.00 $0.00 $18,775,000.00
A4-A 5.71500% $68,045,000.00 $68,045,000.00 $0.00 $334,866.46 $334,866.46 $0.00 $0.00 $68,045,000.00
A4-B 5.76500% $7,560,000.00 $7,560,000.00 $0.00 $37,530.15 $37,530.15 $0.00 $0.00 $7,560,000.00
M1 5.78500% $37,190,000.00 $37,190,000.00 $0.00 $185,263.02 $185,263.02 $0.00 $0.00 $37,190,000.00
M2 5.80500% $15,313,000.00 $15,313,000.00 $0.00 $76,545.86 $76,545.86 $0.00 $0.00 $15,313,000.00
M3 5.82500% $4,375,000.00 $4,375,000.00 $0.00 $21,944.88 $21,944.88 $0.00 $0.00 $4,375,000.00
M4 5.93500% $12,251,000.00 $12,251,000.00 $0.00 $62,611.12 $62,611.12 $0.00 $0.00 $12,251,000.00
M5 6.03500% $5,687,000.00 $5,687,000.00 $0.00 $29,554.23 $29,554.23 $0.00 $0.00 $5,687,000.00
M6 6.18500% $4,812,000.00 $4,812,000.00 $0.00 $25,628.58 $25,628.58 $0.00 $0.00 $4,812,000.00
M7 6.63500% $4,375,000.00 $4,375,000.00 $0.00 $24,996.44 $24,996.44 $0.00 $0.00 $4,375,000.00
M8 7.13500% $6,563,000.00 $6,563,000.00 $0.00 $40,323.25 $40,323.25 $0.00 $0.00 $6,563,000.00
C 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
P 0.00000% $0.00 $0.00 $0.00 $104,093.49 $104,093.49 $0.00 $0.00 $0.00
X 0.00000% $4,383,554.16 $4,375,378.00 $0.00 $1,165,328.15 $1,165,328.15 $0.00 $0.00 $4,375,378.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
Totals: $870,692,000.00 $862,146,239.08 $10,429,083.35 $5,431,644.23 $15,860,727.58 $0.00 $0.00 $851,717,155.73
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A1 52522RAA8 $968.67561930 $38.22767571 $4.56690193 $0.00000000 $930.44794359 LIBOR 5.38500%
A2-A 52522RAB6 $1,000.00000000 $0.00000000 $4.78347221 $0.00000000 $1,000.00000000
A2-B 52522RAC4 $1,000.00000000 $0.00000000 $4.83513911 $0.00000000 $1,000.00000000
A3-A 52522RAD2 $1,000.00000000 $0.00000000 $4.83513886 $0.00000000 $1,000.00000000
A3-B 52522RAE0 $1,000.00000000 $0.00000000 $4.89541678 $0.00000000 $1,000.00000000
A4-A 52522RAF7 $1,000.00000000 $0.00000000 $4.92125006 $0.00000000 $1,000.00000000
A4-B 52522RAG5 $1,000.00000000 $0.00000000 $4.96430556 $0.00000000 $1,000.00000000
M1 52522RAH3 $1,000.00000000 $0.00000000 $4.98152783 $0.00000000 $1,000.00000000
M2 52522RAJ9 $1,000.00000000 $0.00000000 $4.99875008 $0.00000000 $1,000.00000000
M3 52522RAK6 $1,000.00000000 $0.00000000 $5.01597257 $0.00000000 $1,000.00000000
M4 52522RAL4 $1,000.00000000 $0.00000000 $5.11069464 $0.00000000 $1,000.00000000
M5 52522RAM2 $1,000.00000000 $0.00000000 $5.19680499 $0.00000000 $1,000.00000000
M6 52522RAN0 $1,000.00000000 $0.00000000 $5.32597257 $0.00000000 $1,000.00000000
M7 52522RAP5 $1,000.00000000 $0.00000000 $5.71347200 $0.00000000 $1,000.00000000
M8 52522RAQ3 $1,000.00000000 $0.00000000 $6.14402712 $0.00000000 $1,000.00000000
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A1 5.47500% $1,245,919.35 $0.00 $0.00 $0.00 $0.00 $0.00 $1,245,919.35 $0.00
A2-A 5.55500% $1,060,165.73 $0.00 $0.00 $0.00 $0.00 $0.00 $1,060,165.73 $0.00
A2-B 5.61500% $107,925.14 $0.00 $0.00 $0.00 $0.00 $0.00 $107,925.14 $0.00
A3-A 5.61500% $817,036.93 $0.00 $0.00 $0.00 $0.00 $0.00 $817,036.93 $0.00
A3-B 5.68500% $91,911.45 $0.00 $0.00 $0.00 $0.00 $0.00 $91,911.45 $0.00
A4-A 5.71500% $334,866.46 $0.00 $0.00 $0.00 $0.00 $0.00 $334,866.46 $0.00
A4-B 5.76500% $37,530.15 $0.00 $0.00 $0.00 $0.00 $0.00 $37,530.15 $0.00
M1 5.78500% $185,263.02 $0.00 $0.00 $0.00 $0.00 $0.00 $185,263.02 $0.00
M2 5.80500% $76,545.86 $0.00 $0.00 $0.00 $0.00 $0.00 $76,545.86 $0.00
M3 5.82500% $21,944.88 $0.00 $0.00 $0.00 $0.00 $0.00 $21,944.88 $0.00
M4 5.93500% $62,611.12 $0.00 $0.00 $0.00 $0.00 $0.00 $62,611.12 $0.00
M5 6.03500% $29,554.23 $0.00 $0.00 $0.00 $0.00 $0.00 $29,554.23 $0.00
M6 6.18500% $25,628.58 $0.00 $0.00 $0.00 $0.00 $0.00 $25,628.58 $0.00
M7 6.63500% $24,996.44 $0.00 $0.00 $0.00 $0.00 $0.00 $24,996.44 $0.00
M8 7.13500% $40,323.25 $0.00 $0.00 $0.00 $0.00 $0.00 $40,323.25 $0.00
C $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
P $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $104,093.49 $0.00
X $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,165,328.15 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Diana Kenneally
Account Administrator
617-603-6413
Diana.kenneally@usbank.com
Distribution Date
August 25, 2006
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Remic I-2/II-2 Regular Interests:
Remic I-2/II-2 Regular Interests Non-Remic I-2/II-2 Regular Interests Totals
Principal Interest Principal Interest Principal Interest
Distribution Distribution Distribution Distribution Distribution Distribution
A1 10,429,083.35 1,245,919.35 0.00 0.00 10,429,083.35 1,245,919.35
A2-A 0.00 1,060,165.73 0.00 0.00 0.00 1,060,165.73
A2-B 0.00 107,925.14 0.00 0.00 0.00 107,925.14
A3-A 0.00 817,036.93 0.00 0.00 0.00 817,036.93
A3-B 0.00 91,911.45 0.00 0.00 0.00 91,911.45
A4-A 0.00 334,866.46 0.00 0.00 0.00 334,866.46
A4-B 0.00 37,530.15 0.00 0.00 0.00 37,530.15
M1 0.00 185,263.02 0.00 0.00 0.00 185,263.02
M2 0.00 76,545.86 0.00 0.00 0.00 76,545.86
M3 0.00 21,944.88 0.00 0.00 0.00 21,944.88
M4 0.00 62,611.12 0.00 0.00 0.00 62,611.12
M5 0.00 29,554.23 0.00 0.00 0.00 29,554.23
M6 0.00 25,628.58 0.00 0.00 0.00 25,628.58
M7 0.00 24,996.44 0.00 0.00 0.00 24,996.44
M8 0.00 40,323.25 0.00 0.00 0.00 40,323.25
TOTAL 10,429,083.35 4,162,222.59 0.00 0.00 10,429,083.35 4,162,222.59
Cumulative X-I Distributions 3,815,668.10
Cumulative R Distributions 0.00
Cumulative C Distributions 0.00

Contact:
Diana Kenneally
Account Administrator
617-603-6413
Diana.kenneally@usbank.com
Distribution Date
August 25, 2006
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposits: Investment Income 0.00 Loans Became REO from immediately preceding month 0.00
Deposits: from waterfall 0.00 Amount of Advances required to be made by servicer 0.00
Withdrawal: Basis Risk Shortfalls 0.00 Amount of Advances actually made by servicer 0.00
Withdrawal: to the Supplemental Interest Account 0.00 Amount of Advance shortfall 0.00
Ending Balance 0.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance 0.00 Available funds (A):
Withdrawal: Capitalized Interest Requirement 0.00 Servicer remittance 15,860,727.58
Withdrawal: Overfunded Interest Amount to Depositor 0.00 Funds from Capitalized Interest Account 0.00
Ending Balance 0.00 Funds from Prefund Account 0.00
Net Funds from Basis Risk account 0.00
Supplemental Interest Trust:
Net Payments to Trust from Swap Counterparty 0.00
Begininning Balance 0.00 15,860,727.58
Deposits: Investment Income 0.00
Deposits: Net Swap Payments to Trust 0.00 Distributions (B):
Deposits: Net Swap Payments to Counterparty from Waterfall 0.00 Trustee fee 0.00
Deposits: remaining amounts from Waterfall 0.00 Certificate Insurance Premium 0.00
Deposits: Excess funds from Basis Risk Reserve Account 0.00 Net Payments to Counterparty from Swap Trust 0.00
Withdrawals 0.00 Total interest distributed 5,431,644.23
Ending Balance 0.00 Total principal distributed 10,429,083.35
Net Deposits to Basis Risk account 0.00
15,860,727.58
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Diana Kenneally
Account Administrator
617-603-6413
Diana.kenneally@usbank.com
Distribution Date
August 25, 2006
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 636,224.67 Senior Enhancement Percentage 11.090%
B) Ending Collateral Balance 856,092,533.73 Senior Enhancement Percentage for purposes of Stepdown 10.579%
C) Current Delinquency Rate (A/B) 0.074%
D) Rolling Three Month Delinquency Rate 0.063% The later of:
E) Applicable Delinquency Event trigger limit 2.883% (x) May 2009 NO
F) Cumulative Realized Losses 0.00 (y) Distribution when Senior Enhancement % is >= 27.12% NO
G) Original Collateral Balance 875,075,554.16
H) Cumulative Loss % ( F / G) 0.00
I) Applicable Cumulative Loss Limit % (not applicable until June 2009) 100.000%
A Trigger Event will occur if either (1) or (2) is True: NO
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit NO
Excess interest distributions:
2) Cumulative Loss % exceeds applicable limit NO Excess available interest (A): 1,165,328.15
1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
Overcollateralization:
3) Required Basis Risk Reserve Deposit to BRRF 0.00
Ending Overcollateralization Amount 4,375,378.00 4) to Supp Interest Trust - Swap Term Payments 0.00
Target Overcollateralization Amount 4,375,378.00 5) Remaining Amounts to X 1,165,328.15
Ending Overcollateralization deficiency amount 0.00 (B): 1,165,328.15
Overcollateralization release amount 0.00
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
866,521,617.08
13,147,364.22
2,718,280.87
0.00
856,092,533.73
797.60
10,715,220.80
242,665.40
0.00
2,188,680.42
13,147,364.22
5,598,338.87
270,788.13
2,718,280.87
0.00
0.00
0.00
0.00
2,609,269.87
104,093.49
0.00
15,860,727.58
0.00
270,788.13
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Net Recoveries
2,369
2,341
0.9783060000
7.75
284%
7.37
784%
11.26766%
0.00
2,367
855,756,070.05
0.00
0.00
0.00
3,227,641.38
10
4
0.00
GROUP:
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance
%
0K to 99.99K
79 6,200,735.52 0.72%
100K to 199.99K
439 67,625,099.45 7.90%
200K to 299.99K
538 132,477,341.49 15.47%
300K to 399.99K
402 139,230,165.87 16.26%
400K to 499.99K
371 165,952,741.10 19.38%
500K to 599.99K
239 130,422,584.54 15.23%
600K to 699.99K
136 87,380,797.52 10.21%
700K to 799.99K
46 34,568,414.82 4.04%
800K to 899.99K
31 26,254,890.29 3.07%
900K to 999.99K
20 19,039,136.70 2.22%
1000K to 1099.99K
21 21,333,423.31 2.49%
1100K to 1199.99K
2 2,332,035.64 0.27%
1200K to 1299.99K
7 8,681,713.44 1.01%
1300K to 1399.99K
6 8,172,337.89 0.95%
1400K to 1499.99K
2 2,949,827.38 0.34%
1500K to 1599.99K
1 1,510,756.67 0.18%
1900K to 1999.99K
1 1,960,532.10 0.23%
Total
2,341
856,092,533.73
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1900K to 1999.99K
Balance
Count
Balance ($)
%
6.50% - 6.99%
56 22,535,929.57 2.63%
7.00% - 7.49%
434 170,796,911.71 19.95%
7.50% - 7.99%
1,321 500,916,923.46 58.51%
8.00% - 8.49%
107 36,472,534.36 4.26%
8.50% - 8.99%
423 125,370,234.63 14.64%
Total
2,341
856,092,533.73
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.75%
Count
Balance ($)
%
2.00% - 2.99%
248 94,837,855.41 11.08%
3.00% - 3.99%
2,093 761,254,678.32 88.92%
Total
2,341
856,092,533.73
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.31%
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
248 94,837,855.41 11.08%
3.00% - 3.99%
2,093 761,254,678.32 88.92%
Total
2,341
856,092,533.73
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.31%
Count
Balance ($)
%
9.00% - 9.99%
384 149,481,309.86 17.46%
12.00% - 12.99%
1,957 706,611,223.87 82.54%
Total
2,341
856,092,533.73
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.64%
Count
Balance ($)
%
1
2,341 856,092,533.73 100.00%
Total
2,341
856,092,533.73
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
2,341 856,092,533.73 100.00%
Total
2,341
856,092,533.73
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Month LIBOR
546 167,875,617.27 19.61%
1 Year MTA
1,795 688,216,916.46 80.39%
Total
2,341
856,092,533.73
100.00%
Indices
Index
Count
Balance ($)
%
Condominium
302 83,968,382.20 9.81%
Multifamily
174 63,767,699.76 7.45%
Planned Unit Development
459 170,098,118.60 19.87%
Single Family
1,406 538,258,333.17 62.87%
Total
2,341
856,092,533.73
100.00%
Property Type
Type
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
2005
14 4,358,260.97 0.51%
2006
2,327 851,734,272.76 99.49%
Total
2,341
856,092,533.73
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00% - 19.99%
1 136,533.71 0.02%
25.00% - 29.99%
3 750,887.67 0.09%
30.00% - 34.99%
3 1,269,855.44 0.15%
35.00% - 39.99%
4 745,221.28 0.09%
40.00% - 44.99%
6 1,909,734.20 0.22%
45.00% - 49.99%
8 2,211,126.34 0.26%
50.00% - 54.99%
17 4,321,566.24 0.50%
55.00% - 59.99%
24 11,599,173.00 1.35%
60.00% - 64.99%
26 9,649,191.27 1.13%
65.00% - 69.99%
72 28,333,966.58 3.31%
70.00% - 74.99%
177 70,977,586.22 8.29%
75.00% - 79.99%
520 188,613,377.01 22.03%
80.00% - 84.99%
1,420 519,012,172.28 60.63%
85.00% - 89.99%
16 5,414,122.03 0.63%
90.00% - 94.99%
42 10,432,484.18 1.22%
95.00% - 99.99%
2 715,536.28 0.08%
Total
2,341 856,092,533.73 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78
Count
Balance ($)
%
337 - 360
1,466 524,727,383.87 61.29%
457 - 480
875 331,365,149.86 38.71%
Total
2,341
856,092,533.73
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 402
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
337 - 360
1,466 524,727,383.87 61.29%
457 - 480
875 331,365,149.86 38.71%
Total
2,341
856,092,533.73
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 402
Count
Balance ($)
%
337 - 360
1,466 524,727,383.87 61.29%
457 - 480
875 331,365,149.86 38.71%
Total
2,341
856,092,533.73
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 406
Count
Balance ($)
%
337 - 360
1,466 524,727,383.87 61.29%
457 - 480
875 331,365,149.86 38.71%
Total
2,341
856,092,533.73
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 406
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
ARIZONA
115 35,903,135.55 4.19%
CALIFORNIA
1,034 485,557,211.59 56.72%
COLORADO
58 13,999,600.76 1.64%
CONNECTICUT
10 2,963,322.88 0.35%
DELAWARE
3 721,405.61 0.08%
DISTRICT OF COLUMBIA
10 5,465,656.16 0.64%
FLORIDA
227 59,127,884.84 6.91%
GEORGIA
27 6,169,903.23 0.72%
IDAHO
13 2,645,350.72 0.31%
ILLINOIS
22 4,788,991.70 0.56%
INDIANA
5 356,347.70 0.04%
KANSAS
1 209,757.25 0.02%
KENTUCKY
1 107,405.69 0.01%
LOUISIANA
5 1,117,521.96 0.13%
MARYLAND
57 21,694,253.53 2.53%
MASSACHUSETTS
27 9,474,906.76 1.11%
MICHIGAN
46 8,870,422.53 1.04%
MINNESOTA
43 9,995,303.71 1.17%
MISSOURI
5 1,215,574.69 0.14%
MONTANA
2 1,183,931.55 0.14%
NEVADA
96 27,409,258.46 3.20%
NEW JERSEY
62 21,809,883.57 2.55%
NEW MEXICO
12 2,172,642.15 0.25%
NEW YORK
51 21,615,348.58 2.52%
NORTH CAROLINA
8 1,971,800.00 0.23%
OHIO
22 3,989,625.04 0.47%
OKLAHOMA
1 198,610.00 0.02%
OREGON
57 16,109,503.13 1.88%
PENNSYLVANIA
16 2,245,116.60 0.26%
RHODE ISLAND
3 743,492.96 0.09%
SOUTH CAROLINA
4 1,310,682.96 0.15%
TENNESSEE
6 1,079,669.23 0.13%
TEXAS
43 7,464,782.13 0.87%
UTAH
34 9,166,566.23 1.07%
VIRGINIA
62 22,829,924.04 2.67%
WASHINGTON
150 43,901,682.58 5.13%
WYOMING
3 506,057.66 0.06%
Total
2,341
856,092,533.73
100.00%
Geographic Distribution by State
State
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
ARIZONA
NEVADA
VIRGINIA
NEW JERSEY
MARYLAND
NEW YORK
OREGON
COLORADO
MINNESOTA
MASSACHUSETTS
UTAH
MICHIGAN
TEXAS
GEORGIA
DISTRICT OF
COLUMBIA
ILLINOIS
OHIO
CONNECTICUT
IDAHO
PENNSYLVANIA
NEW MEXICO
NORTH CAROLINA
SOUTH CAROLINA
MISSOURI
MONTANA
LOUISIANA
TENNESSEE
RHODE ISLAND
DELAWARE
WYOMING
INDIANA
KANSAS
OKLAHOMA
KENTUCKY
%
Collateral Balance Distribution by State
GROUP 1
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,330
852,446,460.38
99.57%
850,146,897.92
9
3,009,848.68
0.35%
2,986,191.76
2
636,224.67
0.07%
632,500.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,341
856,092,533.73
853,765,589.68
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,330
852,446,460.38
99.57%
850,146,897.92
9
3,009,848.68
0.35%
2,986,191.76
2
636,224.67
0.07%
632,500.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,341
856,092,533.73
100.00%
853,765,589.68
Current
30 - 59
days
60 - 89
days
Current 99.6%
30 - 59 days 0.4%
60 - 89 days 0.1%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
9 3,009,848.68 82.55% 2 636,224.67 17.45% 0 0.00 0.00% 0 0.00 0.00%
11
3,646,073.35
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
9
3,009,848.68
82.55%
2
636,224.67
17.45%
0
0.00
0.00%
0
0.00
0.00%
11
3,646,073.35
100.00%
82.55
17.45
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
June 2006
July 2006
August 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
4 1,579,009.94 17 5,858,803.50 9 3,009,848.68
60 - 89 days
0 0.00 2 990,633.46 2 636,224.67
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/2
00
6
7/
1/2
00
6
8/
1/2
00
6
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/2
00
6
8/
1/2
00
6
Balance ($)
60 - 89 days
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
16.76%
13,146,566.62
16.76%
13,146,566.62
3 Month
Percentage
Amount ($)
11.30%
7,861,933.26
11.30%
7,861,933.26
Life CPR
Percentage
Amount ($)
9.31% 9.31%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
3 Month
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/1/2006 6/1/2006 7/1/2006 8/1/2006
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
5/1/2006 6/1/2006 7/1/2006 8/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/1/2006 6/1/2006 7/1/2006 8/1/2006
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
5/1/2006 6/1/2006 7/1/2006 8/1/2006
Group 1
Total
Amount ($)
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
28 12,936,400.00 12,903,901.22 0.00 866,521,617.08
1.49%
98.51%
1
Prepayment 1.49%
Liquidation 0.00%
Beginning Balance 98.51%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
119868024 416,800.00 420,139.53 421,535.24 0.00 0.00 0.00 Voluntary PIF 07/14/2006 0.00 7.750% 0.00
119871143 348,000.00 350,869.84 352,109.74 0.00 0.00 0.00 Voluntary PIF 07/03/2006 0.00 7.250% 0.00
119871432 232,000.00 234,287.04 235,254.71 0.00 0.00 0.00 Voluntary PIF 07/19/2006 0.00 8.250% 0.00
119871499 460,000.00 461,516.63 462,717.41 0.00 0.00 0.00 Voluntary PIF 07/18/2006 0.00 7.250% 13,340.00
120003207 680,000.00 685,669.71 688,038.77 0.00 0.00 0.00 Repurchase 07/20/2006 0.00 7.750% 0.00
120007323 201,000.00 202,634.23 203,410.57 0.00 0.00 0.00 Voluntary PIF 07/24/2006 0.00 7.750% 6,231.00
120009758 468,000.00 472,813.35 474,824.46 0.00 0.00 0.00 Voluntary PIF 07/20/2006 0.00 8.250% 15,412.98
119506327 250,000.00 253,504.79 254,581.10 0.00 0.00 0.00 Voluntary PIF 07/03/2006 0.00 8.375% 0.00
119691061 480,000.00 481,873.75 483,412.45 0.00 0.00 0.00 Voluntary PIF 07/31/2006 0.00 8.250% 0.00
119863496 740,000.00 741,565.73 743,723.87 0.00 0.00 0.00 Voluntary PIF 07/18/2006 0.00 7.625% 0.00
119868560 412,000.00 414,074.66 415,120.99 0.00 0.00 0.00 Voluntary PIF 07/14/2006 0.00 7.750% 0.00
119868610 504,700.00 507,241.46 508,523.21 0.00 0.00 0.00 Voluntary PIF 07/03/2006 0.00 7.750% 0.00
119870947 480,000.00 481,952.87 483,040.29 0.00 0.00 0.00 Repurchase 07/19/2006 0.00 7.125% 0.00
120006580 125,000.00 125,352.85 125,684.61 0.00 0.00 0.00 Voluntary PIF 07/24/2006 0.00 7.750% 3,864.71
120010178 399,000.00 402,908.11 404,530.16 0.00 0.00 0.00 Voluntary PIF 07/28/2006 0.00 8.750% 13,965.00
120014055 521,200.00 523,648.19 524,939.98 0.00 0.00 0.00 Repurchase 07/19/2006 0.00 7.375% 0.00
120014253 612,000.00 463,259.41 463,970.50 0.00 0.00 0.00 Voluntary PIF 07/25/2006 0.00 7.125% 0.00
119863371 568,000.00 571,497.68 573,236.20 0.00 0.00 0.00 Voluntary PIF 07/14/2006 0.00 7.625% 0.00
119865673 304,000.00 307,398.00 308,796.83 0.00 0.00 0.00 Voluntary PIF 07/14/2006 0.00 8.750% 0.00
119869634 484,000.00 488,662.96 490,562.48 0.00 0.00 0.00 Voluntary PIF 07/28/2006 0.00 8.750% 16,940.00
119869725 568,000.00 570,493.93 571,783.65 0.00 0.00 0.00 Voluntary PIF 07/14/2006 0.00 7.750% 0.00
119872117 1,000,000.00 1,005,528.83 1,008,376.12 0.00 0.00 0.00 Voluntary PIF 07/06/2006 0.00 7.375% 0.00
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
120002258 268,700.00 270,094.35 271,025.01 0.00 0.00 0.00 Voluntary PIF 07/11/2006 0.00 7.750% 8,329.70
119496412 600,000.00 604,487.05 606,824.04 0.00 0.00 0.00 Voluntary PIF 07/05/2006 0.00 8.750% 0.00
119496735 352,000.00 353,131.84 354,308.01 0.00 0.00 0.00 Voluntary PIF 07/05/2006 0.00 8.125% 11,440.00
119867109 448,000.00 450,527.06 451,780.81 0.00 0.00 0.00 Voluntary PIF 07/13/2006 0.00 7.750% 13,888.00
119870095 489,000.00 491,367.89 492,661.38 0.00 0.00 0.00 Repurchase 07/19/2006 0.00 7.000% 0.00
120015409 525,000.00 527,684.12 529,128.63 0.00 0.00 0.00 Voluntary PIF 07/24/2006 0.00 7.125% 0.00
Total:
28
12,936,400.00
12,864,185.86
0.00
12,903,901.22
0.00
0.00
0.00
103,411.39
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
08/23/2006 8:47 am

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches.
MATERIAL BREACHES LOAN DETAIL REPORT
08/23/2006 8:47 am